Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes on Income [Line Items]
Corporate tax rate percentage	23.00%
Loss carry forward	$ 21,700
Accumulated capital losses	29,740
Deferred tax asset	1,250	$ 1,000
Deferred tax asset	250
Uncertain tax positions	$ 0	$ 0
Israel [Member]
Taxes on Income [Line Items]
Corporate tax rate percentage	23.00%	23.00%	23.00%